FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston MA
                                                   02109-3614
                                                   617 563 7000

                    May 1, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



RE:  Variable Insurance Products Fund II (the trust)

     Asset Manager Portfolio, Contrafund Portfolio,
     Asset Manager: Growth Portfolio, Investment
     Grade Bond Portfolio and Index 500 Portfolio (the funds)

     File Nos. 33-20773 and 811-5511

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,





                    /s/Eric D. Roiter

                    Eric D. Roiter

                    Secretary